Equity Method Investments - Summary of Statements of Operation Information for the Company's Equity Method Investments (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Revenue	$ 14,659	$ 9,411	$ 21,135	$ 13,713
Net income/(loss)	(204,141)	5,277	(19,535)	(66,145)
LeoStella And X-Bow [Member]
Schedule of Equity Method Investments [Line Items]
Revenue	20,739	3,342	14,917	2,676
Gross margin	4,242	543	2,636	711
Net income/(loss)	$ 2,160	$ (1,678)	$ (1,873)	$ (3,116)